Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to the “Compensation Discussion and Analysis.”
2023 Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based On:
Year*	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (K)(7)	Company- Selected Measure- Revenue (K)(8)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$963,200	$950,000	$824,130	$(1,593,011)	$4,407,262	$4,002,762	$49.15	$100.99	$93,333	$831,103
2022	$3,059,800	$15,123,520	$425,188	$23,415,602	$6,676,879	$4,505,392	$51.60	$83.15	$(11,970)	$627,623
2021	$5,158,310	N/A	$25,803,130	N/A	$7,106,937	$5,320,229	$69.34	$107.40	$(33,987)	$473,403
* The Company became a publicly listed company on June 28, 2021, and therefore the covered fiscal years reflected in this section are 2021, 2022 and 2023. For clarification, John Caplan became our sole Chief Executive Officer on March 1, 2023 after joining the Company as Co-Chief Executive Officer on May 25, 2022, and therefore the principal executive officer (“PEO”) information related to Mr. Caplan is reflected in 2022 and 2023 only. Scott Galit was Co-Chief Executive Officer during January and February 2023 and therefore the PEO information reflects his compensation as well.
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Messrs. Galit (PEO 1) and Caplan (PEO 2) for each covered fiscal year in the “Total” column of the Summary Compensation Table.
(2) The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to each of Messrs. Galit and Caplan, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For clarification, Mr. Caplan joined the Company on May 25, 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Galit and Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Galit’s and Caplan’s total compensation for 2023 to determine the executive compensation actually paid. The adjustments made for Messrs. Galit’s and Caplan’s total compensation in 2022 and 2021 are available in our definitive proxy statement filed with the SEC on April 18, 2023.
Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 1
2023	$963,200	—	$(139,070)	—	$824,130
Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 2
2023	$950,000	—	$(2,543,011)	—	$(1,593,011)
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of the stock options held by Messrs. Galit and Caplan that vested during or were outstanding as of the end of each covered fiscal year, as applicable, differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3 years to 6 years and the stock price volatility assumptions varied from 47% to 51% depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) awards and performance-vesting restricted stock unit (“PSU”) awards held by Messrs. Galit and Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO 1	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 1
2023	—	$(223,402)	—	$89,132	(4,800)	—	$(139,070)
Year	Year End Fair Value of Equity Awards for PEO 2	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 2
2023	—	$(1,749,415)	—	$(793,596)	—	—	$(2,543,011)
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Messrs. Galit and Caplan) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2023, Michael Levine, our former Chief Financial Officer, Bea Ordonez, our Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Keren Levy, our former President; (ii) for 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Assaf Ronen, our former Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (iii) for 2021, Arnon Kraft, our Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer. The adjustments made to the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan) in 2022 and 2021 are available in our definitive proxy statement filed with the SEC on April 18, 2023.
(4) The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Messrs. Galit and Caplan), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Galit and Caplan) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b):
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Pension Additions to SCT Total	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$4,407,262	$3,458,900	$3,054,400	—	$4,002,762
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$3,134,059	$(74,517)	—	$(5,143)	$(4,800)	—	$3,054,400
(5) Cumulative TSR is calculated by dividing our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period and assumes $100 were invested for the period. The Company became a publicly listed company on June 28, 2021, and therefore the beginning of the measurement period for 2021 reflects such date.
(6) Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.
(7) The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amounts reported represent the amount of revenue reflected in our audited financial statements for each covered fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Messrs. Galit (PEO 1) and Caplan (PEO 2) for each covered fiscal year in the “Total” column of the Summary Compensation Table.
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Messrs. Galit and Caplan) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2023, Michael Levine, our former Chief Financial Officer, Bea Ordonez, our Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Keren Levy, our former President; (ii) for 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Assaf Ronen, our former Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (iii) for 2021, Arnon Kraft, our Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer. The adjustments made to the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan) in 2022 and 2021 are available in our definitive proxy statement filed with the SEC on April 18, 2023.

Peer Group Issuers, Footnote
(5) Cumulative TSR is calculated by dividing our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period and assumes $100 were invested for the period. The Company became a publicly listed company on June 28, 2021, and therefore the beginning of the measurement period for 2021 reflects such date.
(6) Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.

Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to each of Messrs. Galit and Caplan, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For clarification, Mr. Caplan joined the Company on May 25, 2022. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Galit and Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Galit’s and Caplan’s total compensation for 2023 to determine the executive compensation actually paid. The adjustments made for Messrs. Galit’s and Caplan’s total compensation in 2022 and 2021 are available in our definitive proxy statement filed with the SEC on April 18, 2023.
Year	Reported Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 1
2023	$963,200	—	$(139,070)	—	$824,130
Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Pension Additions to SCT Total	Compensation Actually Paid to PEO 2
2023	$950,000	—	$(2,543,011)	—	$(1,593,011)
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of the stock options held by Messrs. Galit and Caplan that vested during or were outstanding as of the end of each covered fiscal year, as applicable, differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3 years to 6 years and the stock price volatility assumptions varied from 47% to 51% depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) awards and performance-vesting restricted stock unit (“PSU”) awards held by Messrs. Galit and Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO 1	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 1
2023	—	$(223,402)	—	$89,132	(4,800)	—	$(139,070)
Year	Year End Fair Value of Equity Awards for PEO 2	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments for PEO 2
2023	—	$(1,749,415)	—	$(793,596)	—	—	$(2,543,011)
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Messrs. Galit and Caplan) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2023, Michael Levine, our former Chief Financial Officer, Bea Ordonez, our Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Tsafi Goldman, our Chief Legal & Regulatory Officer, and Keren Levy, our former President; (ii) for 2022, Michael Levine, our former Chief Financial Officer, Arnon Kraft, our Chief Operating Officer, Assaf Ronen, our former Chief Platform Officer, and Tsafi Goldman, our Chief Legal & Regulatory Officer; (iii) for 2021, Arnon Kraft, our Chief Operating Officer, and Robert Clarkson, our former Chief Revenue Officer. The adjustments made to the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan) in 2022 and 2021 are available in our definitive proxy statement filed with the SEC on April 18, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 4,407,262	$ 6,676,879	$ 7,106,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,002,762	4,505,392	5,320,229
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Messrs. Galit and Caplan), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Galit and Caplan) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b):
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards	Equity Award Adjustments(a)	Pension Additions to SCT Total	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$4,407,262	$3,458,900	$3,054,400	—	$4,002,762
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$3,134,059	$(74,517)	—	$(5,143)	$(4,800)	—	$3,054,400

Compensation Actually Paid vs. Total Shareholder Return
Moreover, while we generally seek to prioritize long-term performance as our primary incentive for our NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance table:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
A “Related Party Transaction” is a transaction, arrangement or relationship, including any currently proposed transaction, indebtedness or guarantee of indebtedness, in which Payoneer or any of its subsidiaries is a participant, the amount of which involved exceeds $120,000 in any fiscal year, and in which any Related Person has or will have a direct or indirect material interest, subject to certain Related Party Transactions which are deemed to be pre-approved, as detailed in the policy. A “Related Person” means:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
How many votes do I have?
If you return a signed and dated proxy card or otherwise vote without marking voting selections, your shares will be voted, as applicable, “For” the election of each of the nominees for Class III directors, “For” the ratification of Kesselman & Kesselman, a member firm of PricewaterhouseCoopers International Limited, as the Company’s independent registered public accounting firm, and “For” the non-binding advisory vote to approve named executive officer compensation. If any other matter is properly presented at the Annual Meeting, your proxy holder (one of the individuals named on your proxy card) will vote your shares using his or her best judgment.
April 16, 2024

Total Shareholder Return Vs Peer Group
Company TSR and Peer Group TSR
TABLE OF CONTENTS

Other companies may calculate the above measure differently, and therefore Payoneer’s measures may not be directly comparable to similarly titled measures of other companies.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use when setting goals in our short-term incentive compensation program are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The Company has two financial performance measures that are used by us to link executive compensation actually paid to our NEOs to our performance, which for the most recently completed fiscal year, are as follows:
•
Revenue

•
Adjusted EBITDA

We believe that, taken together, these financial quantitative measures provide a holistic measure of Company growth, stockholder value and overall financial performance. As noted above, we have determined revenue to be the “most important” financial performance measure used to link the compensation of our NEOs with our performance for the most recently completed fiscal year and, as noted, it is being used as our Company Selected Measure.
For a definition of Adjusted EBITDA, please see Annex A of this Proxy Statement.

Total Shareholder Return Amount	$ 49.15	51.6	69.34
Peer Group Total Shareholder Return Amount	100.99	83.15	107.4
Net Income (Loss)	$ 93,333	$ (11,970)	$ (33,987)
Company Selected Measure Amount	831,103	627,623	473,403
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	47.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	51.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amounts reported represent the amount of revenue reflected in our audited financial statements for each covered fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Messrs Galit [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 963,200	$ 3,059,800	$ 5,158,310
PEO Actually Paid Compensation Amount	824,130	425,188	$ 25,803,130
Messrs Galit [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Messrs Galit [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,070)
Messrs Galit [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Messrs Galit [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,402)
Messrs Galit [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Messrs Galit [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,132
Messrs Galit [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,800)
Messrs Galit [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Caplan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	950,000	15,123,520
PEO Actually Paid Compensation Amount	(1,593,011)	$ 23,415,602
Caplan [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Caplan [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,543,011)
Caplan [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Caplan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Caplan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,749,415)
Caplan [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Caplan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(793,596)
Caplan [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Caplan [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,458,900)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,054,400
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,134,059
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,517)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,143)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,800)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Total Pension Adjustments [Member] | Messrs Galit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount